Recent Developments, Liquidity and Management's Plans (Details Narrative)																	1 Months Ended	12 Months Ended
	Feb. 25, 2021 USD ($)	Jan. 21, 2021 USD ($)	Nov. 17, 2020 USD ($) $ / shares shares	Nov. 12, 2020 Integer	Nov. 11, 2020 USD ($) $ / shares shares	Nov. 11, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 13, 2020 USD ($)	Aug. 13, 2020 USD ($)	May 18, 2020 USD ($)	May 14, 2020	Apr. 20, 2020 USD ($)	Apr. 10, 2020 USD ($)	Apr. 08, 2020 USD ($) $ / shares shares	Mar. 24, 2020 USD ($) shares	Mar. 23, 2020 USD ($)	Feb. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Research and development expenses																		$ 7,963,678
Total Liabilities																		2,263,295	1,529,765
Trade and Other Payables																		$ 2,203,902	891,883
Ownership percentage																		20.00%
Cash																		$ 18,617,955	517,444
Marketable securities																		16,718,452
Net loss																		(17,580,609)	(3,888,249)
Working capital																		34,579,466
Net cash used in operating activities																		(11,924,941)	(3,074,283)
Net loss from continuing operations																		(12,152,214)	(3,381,295)
Net loss from discontinuing operations																		(5,428,395)	(506,954)
Total Shareholders' Equity																		34,579,466	9,355,170	$ 5,833,753
Accumulated deficit																		(137,163,739)	(119,583,130)
Trading days | Integer				10
Deposits and Other Receivables																		1,200,009
Proceeds from common stock																		29,184,244	2,147,778
Net proceeds from issuance of pre-funded warrants for the purchase of common stock																		1,743,503	4,817,857
Private Placement [Member]
Share price | $ / shares			$ 1.85
Stock issued during the period | shares			8,725,393
Proceeds from common stock			$ 16,362,786
Warrants exercise price | $ / shares			$ 1.85
Net proceeds from issuance of pre-funded warrants for the purchase of common stock																	$ 932,432
Holder [Member] | Private Placement [Member]
Warrants description						A holder (together with its affiliates) may not exercise any portion of the Investor Warrant to the extent that the holder would own more than 4.99% (or, at the election of the holder prior to the date of issuance, 9.99%) of the outstanding Akers common stock immediately after exercise; provided, however that upon notice to Akers, the holder may increase or decrease the beneficial ownership limitation, provided that in no event shall the beneficial ownership limitation exceed 9.99%
Former Members [Member] | Private Placement [Member]
Proceeds from issuance of private placement			$ 1,204,525
Minimum [Member]
Share price | $ / shares					$ 5.00	$ 5.00
Premas Biotech PVT Ltd [Member]
Trade and Other Payables																		1,510,290
Phase I Clinical Trial [Member]
Contingent payments upon achievement of certain milestones																		250,000
Phase II Clinical Trial [Member]
Contingent payments upon achievement of certain milestones																		500,000
Phase III Clinical Trial [Member]
Contingent payments upon achievement of certain milestones																		5,000,000
COVID-19 Vaccine [Member]
Contingent payments upon achievement of certain milestones																		15,000,000
Royalty payments, description																The Company shall also make quarterly royalty payments to Sellers equal to 5% of the net sales of a COVID-19 vaccine or combination product by the Company (the "COVID-19 Vaccine") for a period of five (5) years following the first commercial sale of the COVID-19 Vaccine; provided, that such payment shall be reduced to 3% for any net sales of the COVID-19 Vaccine above $500 million.
Pre-Funded Warrants [Member] | Private Placement [Member]
Stock issued during the period | shares					9,765,933
Warrants exercise price | $ / shares					$ 0.01	$ 0.01
Investor Warrants [Member] | Private Placement [Member]
Stock issued during the period | shares						9,765,933
Warrants exercise price | $ / shares			$ 2.06		$ 2.06	$ 2.06
Common Stock [Member]
Net loss
Total Shareholders' Equity																		171,598,681	128,920,414	$ 121,554,547
Stock issued during the period | shares			8,725,393
Proceeds from common stock			$ 18,066,976
Shares issued price per share | $ / shares			$ 1.85
Series D Convertible Preferred Stock [Member]
Total Shareholders' Equity
Katalyst Securities LLC [Member]
Warrants exercise price | $ / shares							$ 1.85
Equal fee percent							6.50%
Proceeds from issuance of private placement							$ 25,000
Katalyst Securities LLC [Member] | Maximum [Member]
Purchase of warrants | shares							390,368
Membership Interest Purchase Agreement [Member]
Research and development expenses																		5,867,046
Payment to sellers			$ 1,204,525													$ 1,000,000
Proceeds from initial equity offering																$ 8,000,000
Percentage of payment to sellers on equity offering																10.00%
Additional cash consideration																$ 10,000,000
Achievement of milestone, description																Upon the achievement of certain milestones, including the completion of a Phase 2 study for a COVID-19 vaccine that meets its primary endpoints, Sellers will be entitled to receive an additional 750,000 shares of our common stock or, in the event we are unable to obtain stockholder approval for the issuance of such shares, 750,000 shares of non-voting preferred stock that are valued following the achievement of such milestones and shall bear a 10% annual dividend (the "Milestone Shares").
Contingent payments upon achievement of certain milestones												$ 250,000
Total Liabilities			602,172
Royalty payments to sellers, percentage																0.125
Membership Interest Purchase Agreement [Member] | Cystron and Premas [Member]
Purchase of initial cash component								$ 908,117
Membership Interest Purchase Agreement [Member] | Cystron [Member]
Ownership percentage								100.00%
Membership Interest Purchase Agreement [Member] | Premas Biotech PVT Ltd [Member]
Achievement of milestone, description											The Company and Premas agreed that the fourth milestone under the License Agreement had been satisfied. Due to the achievement of this milestone on July 7, 2020, Premas was paid $1,000,000 on August 4, 2020. Accordingly, for the year ended December 31, 2020, Research and Development Expenses of $2,000,000 were recorded in the Consolidated Statements of Comprehensive Loss.
Membership Interest Purchase Agreement [Member] | May Payment [Member]
Payment to sellers upon consummation direct equity offering										$ 892,500
Membership Interest Purchase Agreement [Member] | August Payment [Member]
Payment to sellers upon consummation direct equity offering									$ 684,790
Membership Interest Purchase Agreement [Member] | Cystron Biotech, LLC [Member]
Agreement description																As consideration for the Membership Interests (as defined in the MIPA), the Company delivered to the members of Cystron (the "Sellers"): (1) that number of newly issued shares of its common stock equal to 19.9% of the issued and outstanding shares of its common stock and pre-funded warrants as of the date of the MIPA, but, to the extent that the issuance of its common stock would have resulted in any Seller owning in excess of 4.9% of the Company's outstanding common stock, then, at such Seller's election, such Seller received "common stock equivalent" preferred shares with a customary 4.9% blocker (with such common stock and preferred stock collectively referred to as "Common Stock Consideration"), and (2) $1,000,000 in cash. On March 24, 2020 the Company paid $1,000,000 to the Sellers and delivered 411,403 shares of common stock and 211,353 shares of Series D Convertible Preferred Stock with a customary 4.9% blocker, with an aggregate fair market value of $1,233,057, and recorded $2,233,057 ("March Transaction").
Proceeds from collaborators																$ 1,000,000
Payment to the sellers															$ 1,000,000
Membership Interest Purchase Agreement [Member] | Cystron Biotech, LLC [Member] | Premas Biotech PVT Ltd [Member]
Achievement of milestone, description																Upon the achievement of certain developmental milestones by Cystron, Cystron shall pay to Premas a total of up to $2,000,000. On April 16, 2020, the Company paid Premas $500,000 for the achievement of the first two development milestones. On May 18, 2020, the Company paid Premas $500,000 for the achievement of the third development milestone.
Membership Interest Purchase Agreement [Member] | Cystron Biotech, LLC [Member] | Common Stock [Member]
Number of shares delivered | shares															411,403
Fair market value shares delivered															$ 1,233,057
Research and development expenses															$ 2,233,057
Membership Interest Purchase Agreement [Member] | Cystron Biotech, LLC [Member] | Series D Convertible Preferred Stock [Member]
Number of shares delivered | shares															211,353
Percentage of blocker															4.90%
Fair market value shares delivered															$ 1,233,057
Research and development expenses															$ 2,233,057
License Agreement [Member]
Research and development expenses																		2,000,000
Cystron Medical Panel [Member]
Research and development expenses																		31,573
Achievement of milestone, description													The Cystron Medical Panel and appointed its first member to the panel. Each member shall be compensated with an initial grant of the Company's common stock with an aggregate fair market value of $25,000 and a monthly cash stipend in the initial amount of $2,500
Fair market value common stock													$ 25,000
Monthly cash stipend in initial amount													$ 2,500
Merger Agreement [Member] | Minimum [Member] | Private Placement [Member]
Cash			$ 25,000,000
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member]
Ownership percentage					80.00%	80.00%
Stock issued during the period | shares						300,000
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Secured Promissory Note [Member]
Debt instrument, maturity date						Apr. 15, 2022
Deposits and Other Receivables																		$ 1,200,000
Proceeds from issuance of debt	$ 1,200,000	$ 600,000
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Extended Maturity [Member]
Debt instrument, maturity date description						The Merger Agreement contains certain termination rights for both the Company and MYMD, including, among other things, (a) Akers may, upon written notice, extend the originally scheduled End Date (defined in the Merger Agreement as April 15, 2021) to May 15, 2021 (the "Extended Date") so long as (i) Akers and Merger Sub are not then in material breach of any provision of the Merger Agreement and (ii) within three calendar days of the written request by MYMD, Akers makes an additional loan to MYMD of up to $600,000, which will have the same terms and conditions of the Note (as defined below and such additional note "Second Note") and (b) Akers may, upon written notice, extend the Extended Date to June 30, 2021, so long as (i) Akers and Merger Sub are not then in material breach of any provision of the Merger Agreement, (ii) on the effective date of such extension, the loan amount evidenced by the Note and the Second Note may, at the sole option of MYMD upon written notice to Akers, be converted into shares of MYMD common stock at a conversion price of $2.00 per share, subject to certain adjustments and (iii) Akers will, at MYMD's request, either (at the option of MYMD); (A) subscribe for 300,000 shares of MYMD common stock at a subscription price of $2.00 per share, subject to certain adjustments as set forth in the Merger Agreement, or (B) makes an additional loan to MYMD of up to $600,000, which will have the same terms and conditions of the Note (the "Third Note," and all amounts outstanding under the Note, the Second Note and the Third Note, the "Loan Amount"). In addition, if Akers terminates the Merger Agreement under certain circumstances specified therein, the Loan Amount, if any, at the sole discretion of MYMD, will be convertible into shares of common stock of MYMD at a conversion price of $2.00 per share upon delivery of written notice by MYMD to Akers within 30 calendar days after the effective date of termination of the Merger Agreement.
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Maximum [Member]
Loans payable					$ 3,000,000	$ 3,000,000
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Maximum [Member] | Second Note [Member]
Loans payable					600,000	600,000
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Maximum [Member] | Third Note [Member]
Loans payable					$ 600,000	$ 600,000
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Maximum [Member] | Secured Promissory Note [Member]
Conversion price, per share | $ / shares					$ 2.00	$ 2.00
Loans payable					$ 3,000,000	$ 3,000,000
Debt instrument, interest rate					5.00%	5.00%
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Minimum [Member]
Share price | $ / shares					$ 5.00	$ 5.00
Merger Agreement [Member] | MYMD Pharmaceuticals, Inc., [Member] | Post-Closing Shares [Member]
Ownership percentage					20.00%	20.00%
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Share price | $ / shares					$ 1.85	$ 1.85								$ 6.00
Stock issued during the period | shares						9,765,933								766,667
Proceeds from common stock						$ 18,100,000								$ 4,086,207
Prepaid Equity Forward Contracts [Member]
Stock issued during the period | shares			1,040,540
Proceeds from common stock			$ 16,362,786